UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

June 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 37.0%

	Aerospace & Defense – 2.1%

$50	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	$50,000

150	Honeywell International Inc.	7.500%	3/01/10	A	159,669

200	Lockheed Martin Corporation	8.200%	12/01/09	A–	210,715
400	Total Aerospace & Defense				420,384
	Auto Components – 0.2%

50	Goodyear Tire & Rubber Company	8.663%	12/01/09	BB–	49,875
	Automobiles – 0.2%

50	General Motors Finance of Nova Scotia	6.850%	10/15/08	B	48,500
	Beverages – 1.1%

125	Diageo Finance BV	3.875%	4/01/11	A–	122,853

100	Miller Brewing Company, 144A	4.250%	8/15/08	BBB+	100,139
225	Total Beverages				222,992
	Chemicals – 0.6%

65	ARCO Chemical Company	10.250%	11/01/10	B	65,975

50	NOVA Chemicals Corporation	7.400%	4/01/09	B+	49,750
115	Total Chemicals				115,725
	Commercial Banks – 2.3%

125	Nationsbank Corporation	6.600%	5/15/10	AA–	128,337

100	US Bank National Association	6.300%	7/15/08	AA	100,093

100	Wachovia Corporation	6.250%	8/04/08	A+	100,103

135	Wells Fargo & Company	4.200%	1/15/10	AA+	135,443
460	Total Commercial Banks				463,976
	Commercial Services & Supplies – 1.9%

60	Allied Waste North America	6.500%	11/15/10	BB	60,300

50	Interface, Inc.	10.375%	2/01/10	BB–	52,750

150	International Lease Finance Corporation, Commercial Paper Notes	6.375%	3/15/09	A+	149,301

125	Waste Management Inc.	7.375%	8/01/10	BBB	130,635
385	Total Commercial Services & Supplies				392,986
	Communications Equipment – 0.6%

125	Cisco Systems, Inc.	5.250%	2/22/11	A+	128,778
	Computers & Peripherals – 1.4%

100	Hewlett Packard Company	6.500%	7/01/12	A	106,580

125	International Business Machines Corporation (IBM)	4.950%	3/22/11	A+	128,110

50	Seagate Technology HDD Holdings	3.538%	10/01/09	BB+	48,875
275	Total Computers & Peripherals				283,565
	Consumer Finance – 0.5%

50	Ford Motor Credit Company	5.800%	1/12/09	B1	47,749

50	SLM Corporation	4.000%	1/15/09	Baa2	49,391
100	Total Consumer Finance				97,140
	Containers & Packaging – 0.6%

50	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	BB	51,500

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging (continued)

$60	Tekni-Plex Inc.	10.875%	8/15/12	Caa1	$61,200
110	Total Containers & Packaging				112,700
	Diversified Financial Services – 1.5%

153	Bank One Corporation	7.875%	8/01/10	Aa3	162,029

150	General Electric Capital Corporation	4.125%	9/01/09	AAA	150,602
303	Total Diversified Financial Services				312,631
	Diversified Telecommunication Services – 2.5%

225	BellSouth Corporation	4.200%	9/15/09	A	225,524

125	GTE Corporation – Verizon	7.510%	4/01/09	A	128,366

50	Qwest Capital Funding Inc.	7.000%	8/03/09	B+	50,125

50	Sprint Capital Corporation	6.375%	5/01/09	Baa3	50,010

50	US West Communications Inc.	5.625%	11/15/08	BBB–	50,125
500	Total Diversified Telecommunication Services				504,150
	Electric Utilities – 4.0%

150	American Electric Power	5.375%	3/15/10	BBB	151,637

100	Cinergy Corporation	6.530%	12/16/08	BBB+	100,919

100	FirstEnergy Corporation	6.450%	11/15/11	BBB–	102,687

100	Niagara Mohawk Power Corporation, Series 1998G	7.750%	10/01/08	A3	100,853

50	Orion Power Holdings	12.000%	5/01/10	BB+	54,250

150	Pacific Gas and Electric Company	3.600%	3/01/09	A3	149,902

100	Public Service Electric & Gas Company, Series 2003C	4.000%	11/01/08	A–	100,009

50	TNP Enterprises Inc.	6.250%	1/15/09	Baa3	49,961
800	Total Electric Utilities				810,218
	Electrical Equipment – 0.7%

125	Emerson Electric Company, Note	7.125%	8/15/10	A	133,593
	Energy Equipment & Services – 1.3%

150	El Paso Energy Corporation	6.750%	5/15/09	BB–	151,382

50	Sonat Inc.	7.625%	7/15/11	BB–	50,723

60	Southwestern Energy Company	7.625%	5/01/27	Ba2	61,885
260	Total Energy Equipment & Services				263,990
	Food & Staples Retailing – 0.6%

125	CVS Caremark Corporation	5.750%	8/15/11	BBB+	128,167
	Food Products – 0.5%

100	Campbell Soup Company	5.875%	10/01/08	A	100,721
	Hotels, Restaurants & Leisure – 0.6%

50	MGM Grand Inc.	6.000%	10/01/09	BB	49,438

80	Universal City Development Partners	11.750%	4/01/10	B+	82,400
130	Total Hotels, Restaurants & Leisure				131,838
	Household Durables – 0.6%

50	KB Home	8.625%	12/15/08	B+	50,500

50	KB Home	7.750%	2/01/10	B+	51,028

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables (continued)

$25	Toll Corporation	8.250%	2/01/11	BB+	$24,250
125	Total Household Durables				125,778
	Household Products – 0.7%

150	Clorox Company	4.200%	1/15/10	BBB+	148,820
	Independent Power Producers & Energy Traders – 0.3%

50	AES Corporation	8.750%	5/15/13	BB+	52,125
	Industrial Conglomerates – 0.6%

125	Textron Financial Corporation	5.125%	2/03/11	A–	126,456
	IT Services – 0.5%

100	First Data Corporation	3.375%	8/01/08	Caa1	99,875
	Machinery – 0.5%

100	John Deere Capital Corporation, Series 2005D	4.500%	8/25/08	A	100,185
	Media – 1.9%

50	Cablevision Systems Corporation	8.125%	7/15/09	BB	50,500

50	Clear Channel Communications, Inc.	4.250%	5/15/09	Baa3	48,260

50	Echostar DBS Corporation	5.750%	10/01/08	BB–	50,125

40	Sinclair Broadcasting Group	8.000%	3/15/12	BB–	40,400

75	Valassis Communications Inc.	6.625%	1/15/09	BB	75,000

125	Walt Disney Company	5.700%	7/15/11	A	130,671
390	Total Media				394,956
	Metals & Mining – 0.7%

50	Freeport McMoran Copper & Gold, Inc.	5.883%	4/01/15	BBB–	50,556

80	Ispat Inland Inc.	9.750%	4/01/14	BBB+	85,518
130	Total Metals & Mining				136,074
	Multi-Line Retail – 0.5%

100	Federated Department Stores, Inc.	6.625%	9/01/08	BBB–	100,118
	Multi-Utilities – 1.5%

50	Aquila, Inc.	14.875%	7/01/12	BB–	58,375

100	Duke Energy Corporation	4.200%	10/01/08	A–	100,150

150	Sempra Energy	4.750%	5/15/09	BBB+	150,567
300	Total Multi-Utilities				309,092
	Oil, Gas & Consumable Fuels – 1.6%

100	Apache Corporation	6.250%	4/15/12	A–	105,171

50	Massey Energy Company, Global Notes	6.625%	11/15/10	B+	50,250

150	Phillips Petroleum Company	8.750%	5/25/10	A1	163,309
300	Total Oil, Gas & Consumable Fuels				318,730
	Paper & Forest Products – 0.2%

40	Rock-Tenn Company	8.200%	8/15/11	BB	41,400
	Pharmaceuticals – 1.1%

125	American Home Products Corporation, Wyeth	6.950%	3/15/11	A+	132,405

100	Bristol-Myers Squibb Company	4.000%	8/15/08	A+	100,022
225	Total Pharmaceuticals				232,427

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust – 0.2%

$50	Istar Financial Inc.	8.750%	8/15/08	BBB	$49,752
	Road & Rail – 0.3%

50	Kansas City Southern Railway Company	7.500%	6/15/09	BB–	50,750
	Software – 0.6%

125	Oracle Corporation	5.000%	1/15/11	A	127,509
	Thrifts & Mortgage Finance – 0.5%

100	Washington Mutual Bank	2.738%	8/25/08	BBB+	98,119
	Tobacco – 0.4%

75	Reynolds American Inc.	6.500%	7/15/10	BBB	76,500
	Trading Companies & Distributors – 0.2%

50	GATX Financial Corporation	5.125%	4/15/10	BBB+	49,944
	Wireless Telecommunication Services – 0.9%

50	Rogers Wireless Communications Inc.	8.000%	12/15/12	BB+	51,875

125	Vodafone Group PLC	5.500%	6/15/11	A–	126,310
175	Total Wireless Telecommunication Services				178,185
$7,398	Total Corporate Bonds (cost $7,564,199)				7,538,724

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 26.7%

	U.S. Treasury Bonds/Notes – 26.7%

$1,725	United States of America Treasury Bonds/Notes	4.750%	11/15/08	AAA	$1,742,115

1,200	United States of America Treasury Bonds/Notes	4.875%	1/31/09	AAA	1,219,406

1,850	United States of America Treasury Bonds/Notes	3.500%	11/15/09	AAA	1,879,485

300	United States of America Treasury Bonds/Notes	6.500%	2/15/10	AAA	319,313

250	United States of America Treasury Bonds/Notes	4.500%	5/15/10	AAA	258,888
$5,325	Total U.S. Government and Agency Obligations (cost $5,350,128)				5,419,207

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 29.8%

	Autos – 15.2%

$283	Banc of America Securities Auto Trust 2006-G1	5.180%	6/18/10	AAA	$285,483

225	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	225,692

230	Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	233,546

340	Daimler Chrysler Auto Trust 2008-A A3	3.700%	6/08/12	AAA	337,711

158	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AAA	159,096

400	Ford Credit Auto Owner Trust, 2008A-3A	3.960%	4/15/12	AAA	399,316

450	Harley-Davidson Motorcycle Trust, Series 2007-2A3	5.100%	5/15/12	AAA	455,950

100	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	101,824

450	Nissan Auto Receivables Owner Trust 2008-B A3	4.460%	4/16/12	AAA	452,010

270	USAA Auto Owner Trust 2006-2	5.370%	2/15/12	AAA	275,176

160	USAA Auto Owner Trust 2007-2	5.070%	6/15/13	AAA	161,600
3,066	Total Autos				3,087,404

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Cards – 12.8%

$310	Bank One Issuance Trust, 2003 Class A9	3.860%	6/15/11	AAA	$310,751

350	Chase Issuance Trust 2008 Class A9	4.260%	5/15/13	Aaa	347,976

160	Citibank Credit Card Issuance Trust, 2006 Class B2	5.150%	3/07/11	A	160,761

270	Citibank Credit Card Issuance Trust, Series 2007	5.000%	11/08/12	A	265,427

234	Discover Card Master Trust 2008, Class A3	5.100%	10/15/13	AAA	235,824

300	General Electric Master Credit Card Note Trust, Class A, Series 2006-1	5.080%	9/15/12	AAA	304,789

300	Household Credit Card Master Note Trust, Class A, Series 2006-1	5.100%	6/15/12	AAA	302,936

450	MBNA Master Credit Card Trust 1999-B A	5.900%	8/15/11	AAA	458,235

210	MBNA Master Credit Card Trust Class 99-J	7.000%	2/15/12	AAA	218,579
2,584	Total Cards				2,605,278
	Home Equity – 1.8%

279	Federal National Mortgage Association Pool 838948	5.086%	8/01/35	AAA	284,105

(3) —	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	CC	—

75	Wells Fargo Mortgage Backed Securties, 2005-AR16 Class 3A2	4.995%	10/25/35	AAA	71,915
354	Total Home Equity				356,020
$6,004	Total Asset-Backed Securities (cost $6,030,414)				6,048,702

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 3.1%

	Turkey – 3.1%

$200	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	$139,250

454	Republic of Turkey, Government Bond	10.840%	2/15/12	BB	356,459

200	Republic of Turkey, Government Bond	16.000%	3/07/12	BB	141,783
854	Total Turkey				637,492
$854	Total Sovereign Debt (cost $608,490)				637,492

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 1.0%

$200	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08, repurchase price $200,108, collateralized by $200,000 U.S. Treasury Notes, 4.875%, due 5/15/09, value $205,500	1.350%	7/01/08		$200,100

	Total Short-Term Investments (cost $200,100)				200,100

	Total Investments (cost $19,753,331) – 97.6%				19,844,225

	Other Assets Less Liabilities – 2.4%				481,849

	Net Assets – 100%				$20,326,074

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2008

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2008:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	250,000	U.S. Dollar	234,283	7/11/08	$(5,004)
Australian Dollar	450,000	U.S. Dollar	420,705	7/28/08	(8,971)
Australian Dollar	211,102	U.S. Dollar	199,247	7/28/08	(2,321)
Brazilian Real	332,400	U.S. Dollar	207,103	7/02/08	(140)
Canadian Dollar	265,239	U.S. Dollar	260,000	7/11/08	(70)
Colombian Peso	372,118,900	U.S. Dollar	208,470	7/18/08	14,974
Czech Koruna	3,780,150	Euro	150,000	8/05/08	(13,128)
Danish Krone	963,600	U.S. Dollar	200,000	9/09/08	(2,660)
Euro	80,000	U.S. Dollar	125,900	7/17/08	55
Euro	150,000	Hungarian Forint	38,329,500	8/05/08	19,064
Euro	150,000	U.S. Dollar	230,498	9/09/08	(4,827)
Euro	84,608	Iceland Krona	8,119,800	9/24/08	(30,766)
Euro	40,000	Iceland Krona	3,886,800	9/24/08	(13,943)
Hungarian Forint	42,403,400	U.S. Dollar	260,279	7/09/08	(22,818)
Iceland Krona	12,006,600	Euro	105,256	9/24/08	14,374
Japanese Yen	26,501,540	U.S. Dollar	260,000	7/07/08	10,321
Japanese Yen	20,958,000	U.S. Dollar	200,000	9/09/08	1,871
Mexican Peso	2,786,680	U.S. Dollar	262,751	7/03/08	(7,336)
Mexican Peso	2,086,840	U.S. Dollar	202,649	7/03/08	391
New Russian Ruble	6,027,888	U.S. Dollar	254,879	7/17/08	(2,048)
New Taiwan Dollar	7,826,000	U.S. Dollar	260,000	7/11/08	1,964
New Turkish Lira	487,866	U.S. Dollar	371,453	8/14/08	(19,928)
New Turkish Lira	334,880	U.S. Dollar	260,000	8/14/08	(8,650)
New Zealand Dollar	540,000	Australian Dollar	431,103	7/28/08	2,102
Norwegian Krone	1,314,430	U.S. Dollar	254,537	7/17/08	(3,069)
Singapore Dollar	358,020	U.S. Dollar	260,000	7/11/08	(3,281)
South African Rand	1,038,739	U.S. Dollar	134,201	7/07/08	1,803
South African Rand	778,200	U.S. Dollar	100,076	7/25/08	1,390
South Korean Won	159,613,000	U.S. Dollar	160,965	7/22/08	8,524
Swiss Franc	262,750	U.S. Dollar	260,000	7/07/08	2,770
Swiss Franc	209,062	U.S. Dollar	200,000	9/23/08	(4,800)
U.S. Dollar	200,000	Brazilian Real	332,400	7/02/08	7,243
U.S. Dollar	260,000	Mexican Peso	2,786,680	7/03/08	10,087
U.S. Dollar	200,000	Mexican Peso	2,086,840	7/03/08	2,258
U.S. Dollar	257,622	Japanese Yen	26,501,540	7/07/08	(7,943)
U.S. Dollar	130,000	South African Rand	1,038,739	7/07/08	2,398
U.S. Dollar	255,035	Swiss Franc	262,750	7/07/08	2,195
U.S. Dollar	260,000	Hungarian Forint	42,403,400	7/09/08	23,097
U.S. Dollar	229,525	Australian Dollar	250,000	7/11/08	9,762
U.S. Dollar	124,918	Euro	80,000	7/17/08	927
U.S. Dollar	125,900	New Russian Ruble	2,972,238	7/17/08	786
U.S. Dollar	130,000	New Russian Ruble	3,055,650	7/17/08	241
U.S. Dollar	260,000	Norwegian Krone	1,314,430	7/17/08	(2,394)
U.S. Dollar	204,124	Colombian Peso	372,118,900	7/18/08	(10,630)
U.S. Dollar	156,101	South Korean Won	159,613,000	7/22/08	(3,659)
U.S. Dollar	99,081	South African Rand	778,200	7/25/08	(395)
U.S. Dollar	219,560	Australian Dollar	230,000	7/28/08	52
U.S. Dollar	236,001	New Zealand Dollar	300,000	7/28/08	(8,484)
U.S. Dollar	185,652	New Zealand Dollar	240,000	7/28/08	(3,638)
U.S. Dollar	205,490	Brazilian Real	332,400	8/04/08	42
U.S. Dollar	200,000	New Turkish Lira	250,620	8/14/08	1,055
U.S. Dollar	196,887	Japanese Yen	20,958,000	9/09/08	1,243
U.S. Dollar	204,047	Swiss Franc	209,062	9/23/08	754
U.S. Dollar	188,930	Australian Dollar	200,000	9/26/08	621
U.S. Dollar	194,355	New Zealand Dollar	260,000	9/26/08	1,015
U.S. Dollar	100,000	Indian Rupee	4,371,000	9/29/08	105
U.S. Dollar	100,000	Indonesian Rupiah	937,000,000	9/29/08	(85)
U.S. Dollar	200,234	Mexican Peso	2,086,840	9/29/08	(496)
U.S. Dollar	130,000	Ukraine Hryvna	665,600	10/09/08	10,364
U.S. Dollar	50,000	Vietnam Dong	1,050,000,000	12/04/08	5,201
					$(32,435)

Interest Rate Swaps outstanding at June 30, 2008:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency		Termination Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation) (U.S. Dollars)
BNP Paribas	900,000	USD	Receive	12-Month CPI-U	2.650%	3/04/10	(4)	3/04/10	(7,720)	$(7,720)
BNP Paribas	900,000	USD	Pay	12-Month CPI-U	2.840	3/04/15	(4)	3/04/15	5,388	5,388
Deutsche Bank AG	1,300,000	GBP	Pay	6-Month LIBOR	4.800	Semi-Annually		1/24/10	(61,386)	(61,386)
Goldman Sachs	900,000	EUR	Receive	6-Month EURIBOR	3.675	Annually		1/26/11	41,473	41,473
Goldman Sachs	1,550,000	EUR	Pay	6-Month EURIBOR	4.021	Annually		1/26/14	(108,430)	(108,430)
Goldman Sachs	650,000	EUR	Receive	6-Month EURIBOR	4.410	Annually		1/26/19	48,933	48,933
Lehman Brothers	7,700,000	NOK	Receive	6-Month NIBOR	6.250	Annually		6/15/11	4,209	4,209
Lehman Brothers	13,500,000	NOK	Pay	6-Month NIBOR	5.770	Annually		6/15/14	(24,540)	(24,540)
Lehman Brothers	5,700,000	NOK	Receive	6-Month NIBOR	5.580	Annually		6/15/19	16,072	16,072
Morgan Stanley	2,625,000	USD	Pay	3-Month USD-LIBOR	3.198	Semi-Annually		1/21/11	(37,599)	(37,599)
Morgan Stanley	625,000	USD	Receive	3-Month USD-LIBOR	4.490	Semi-Annually		1/21/19	15,408	15,408
Royal Bank of Scotland	825,000	USD	Receive	3-Month USD-LIBOR	3.580	Semi-Annually		6/02/10	(1,414)	(1,414)
Royal Bank of Scotland	1,550,000	USD	Pay	3-Month USD-LIBOR	4.547	Semi-Annually		6/02/15	10,682	10,682
UBS AG	1,500,000	USD	Receive	3-Month USD-LIBOR	5.120	Semi-Annually		6/02/28	(41,580)	(41,580)
										$(140,504)

Credit Default Swaps outstanding at June 30, 2008:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation) U.S. Dollars
Bank of America	Macy’s Inc.	Buy	$125,000	2.800%	3/20/13	$1,885	$1,885
Credit Suisse	Lehman Brothers Holdings Inc.	Sell	50,000	3.800	6/20/09	(217)	(217)
Goldman Sachs	Georgia Pacific LLC	Sell	100,000	2.250	6/20/09	34	34
Goldman Sachs	K. Hovnanian Enterprises Inc.	Sell	50,000	5.000	6/20/09	(1,626)	(501)
Goldman Sachs	Smurfit-Stone Container Enterprises Inc.	Sell	100,000	3.600	6/20/09	(967)	(967)
Goldman Sachs	Tyson Foods Inc.	Buy	200,000	2.000	6/20/13	7,203	7,203
Lehman Brothers	Harrah’s Entertainment Inc.	Sell	125,000	3.750	9/20/08	(311)	(313)
							$7,124

Futures Contracts outstanding at June 30, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at June 30, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	38	9/08	$8,025,719	$886
U.S. 30-Year Treasury Bond	Long	19	9/08	2,196,281	55,162
U.S. 10-Year Treasury Note	Short	(28)	9/08	(3,189,813)	(40,772)
					$15,276

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(3)	Principal Amount rounds to less than $1,000.
(4)	Fixed Rate Payment due upon contract termination.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
GBP	British Pound
EUR	Euro
NOK	Norwegian Krone
USD	United States Dollar
CPI-U	USA-Non-Revised Consumer Price Index-Urban
EURIBOR	Europe Inter-Bank Offered Rate
LIBOR	London Inter-Bank Offered Rate
NIBOR	Norwegian Inter-Bank Offered Rate

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2008

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $19,822,857.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$147,691
Depreciation	(126,323)
Net unrealized appreciation (depreciation) of investments	$21,368

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund

June 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 28.5%

	Aerospace & Defense – 1.2%

$50	BE Aerospace Inc.	8.500%	7/01/18	BB+	$50,438

12	Boeing Capital Corporation	5.800%	1/15/13	A+	12,606

50	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	50,000

35	General Dynamics Corporation	4.250%	5/15/13	A	34,672

40	Hawker Beechcraft Acquisition Company	9.750%	4/01/17	B–	40,200

20	Honeywell International Inc.	7.500%	3/01/10	A	21,289

10	Lockheed Martin Corporation	7.650%	5/01/16	A–	11,374

8	United Technologies Corporation	7.500%	9/15/29	A	9,253
225	Total Aerospace & Defense				229,832
	Auto Components – 0.1%

20	Lear Corporation	8.750%	12/01/16	B+	15,700
	Beverages – 0.1%

7	Coca-Cola Enterprises Inc.	6.750%	9/15/28	A	7,460

5	Diageo Capital, PLC	5.750%	10/23/17	A–	4,944

10	Pepsi Bottling Group LLC	5.500%	4/01/16	A	10,059
22	Total Beverages				22,463
	Building Products – 0.5%

40	Dayton Superior Corporation	13.000%	6/15/09	CCC+	32,700

4	Masco Corporation	5.875%	7/15/12	BBB+	3,823

20	Norcraft Holdings LP	0.000%	9/01/12	B–	18,725

40	Nortek Inc.	10.000%	12/01/13	B1	38,400
104	Total Building Products				93,648
	Capital Markets – 0.4%

80	JP Morgan Chase & Company	5.375%	10/01/12	Aa2	80,316
	Chemicals – 0.7%

6	Dow Chemical Company	7.375%	11/01/29	A–	6,381

30	Equistar Chemicals LP	7.550%	2/15/26	B+	19,350

30	MacDermid, Inc.	9.500%	4/15/17	CCC+	27,300

50	Methanex Corporation	8.750%	8/15/12	BBB–	53,125

30	NOVA Chemicals Corporation	5.953%	11/15/13	Ba3	25,650

2	Praxair, Inc.	6.375%	4/01/12	A	2,118
148	Total Chemicals				133,924
	Commercial Banks – 0.9%

50	Bank of America Corporation	6.000%	9/01/17	AA	48,259

6	Charter One Bank FSB	6.375%	5/15/12	A+	6,123

4	Key Bank NA	7.000%	2/01/11	A2	4,015

25	National City Bank	6.200%	12/15/11	A	21,909

18	PNC Funding Corporation	7.500%	11/01/09	A	18,625

6	SunTrust Banks Inc.	6.375%	4/01/11	Aa3	6,114

9	US Bank NA Minnesota	6.375%	8/01/11	AA	9,407

39	Wachovia Corporation	5.250%	8/01/14	A+	36,359

20	Wells Fargo & Company	5.250%	10/23/12	AA+	20,131
177	Total Commercial Banks				170,942

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

June 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 1.0%

$30	Ahern Rentals Inc.	9.250%	8/15/13	B+	$22,050

50	Browning Ferris-Allied Waste	9.250%	5/01/21	BB	54,250

50	Expedia Inc. 144A	8.500%	7/01/16	BB	49,125

40	Interface, Inc.	10.375%	2/01/10	BB–	42,200

35	Quebecor Media Inc.	7.750%	3/15/16	B2	32,725
205	Total Commercial Services & Supplies				200,350
	Communications Equipment – 0.1%

10	Cisco Systems, Inc.	5.500%	2/22/16	A+	10,105

1	Motorola, Inc.	7.625%	11/15/10	BBB	1,020

3	Motorola, Inc.	7.500%	5/15/25	BBB	2,813
14	Total Communications Equipment				13,938
	Computers & Peripherals – 0.4%

35	Hewlett Packard Company	4.500%	3/01/13	A	34,701

35	International Business Machines Corporation (IBM)	4.750%	11/29/12	A+	35,519
70	Total Computers & Peripherals				70,220
	Consumer Finance – 0.1%

12	SLM Corporation	5.375%	1/15/13	Baa2	10,579
	Containers & Packaging – 1.0%

50	Berry Plastics Corporation	7.568%	2/15/15	BB–	48,125

60	Intertape Polymer US Inc.	8.500%	8/01/14	CCC+	53,850

50	Owens-Illinois Inc.	7.800%	5/15/18	B+	51,000

40	Tekni-Plex Inc.	10.875%	8/15/12	Caa1	40,800
200	Total Containers & Packaging				193,775
	Diversified Financial Services – 0.7%

35	Citigroup Inc.	6.000%	10/31/33	A+	29,478

65	General Electric Capital Corporation, Medium Term Notes	5.625%	9/15/17	AAA	63,678

20	International Lease Finance Corporation	5.650%	6/01/14	A+	17,394

18	Sanwa Finance Aruba AEC	8.350%	7/15/09	Aa3	18,659
138	Total Diversified Financial Services				129,209
	Diversified Telecommunication Services – 2.1%

50	AT&T, Inc.	6.800%	5/15/36	A	50,257

50	Charter Communications, CCO Holdings LLC	8.750%	11/15/13	Caa1	46,250

40	Cincinnati Bell Inc.	7.000%	2/15/15	Ba3	37,500

40	Citizens Communications Company	9.000%	8/15/31	BB	36,200

50	FairPoint Communications Inc.	13.125%	4/01/18	B+	49,250

40	Nortel Networks Limited	10.750%	7/15/16	B–	39,800

50	Sprint Capital Corporation	6.900%	5/01/19	Baa3	43,955

55	Verizon Communications	6.250%	4/01/37	A	50,819

50	Windstream Corporation, 144A	8.625%	8/01/16	BB	50,125
425	Total Diversified Telecommunication Services				404,156

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 2.0%

$35	American Electric Power	5.250%	6/01/15	BBB	$33,755

20	Carolina Power and Light Company	5.125%	9/15/13	A2	20,147

20	Dominion Resources Inc.	6.250%	6/30/12	A–	20,704

14	Duke Capital LLC	5.668%	8/15/14	Baa1	13,695

55	Duke Energy Corporation	6.250%	1/15/12	A–	57,452

50	Edison Mission Energy	7.000%	5/15/17	BB–	47,000

40	Energy Future Holdings	10.875%	11/01/17	B–	40,600

40	Exelon Corporation	4.900%	6/15/15	Baa1	36,858

45	FirstEnergy Corporation	6.450%	11/15/11	BBB–	46,209

5	FirstEnergy Corporation	7.375%	11/15/31	BBB–	5,453

16	Pacific Gas and Electric Company	6.050%	3/01/34	A3	15,477

10	Progress Energy, Inc.	7.000%	10/30/31	BBB	10,622

5	PSE&G Power LLC	8.625%	4/15/31	Baa1	6,043

25	Reliant Energy Inc.	7.875%	6/15/17	BB–	24,563

11	Reliant Energy, Centerpoint Energy Inc.	7.750%	2/15/11	BBB	11,605

9	Virginia Electric and Power Company	4.750%	3/01/13	A–	8,866
400	Total Electric Utilities				399,049
	Electrical Equipment – 0.1%

25	Emerson Electric Company	5.250%	10/15/18	A	24,695

15	UCAR Finance Inc.	10.250%	2/15/12	BB	15,600
40	Total Electrical Equipment				40,295
	Energy Equipment & Services – 1.8%

40	Allis Chalmers Energy Inc., 144A	8.500%	3/01/17	B	37,200

40	Copano Energy LLC	7.750%	6/01/18	B+	39,200

50	Helix Energy Solutions	9.500%	1/15/16	BB–	51,500

50	Kinder Morgan Finance	5.700%	1/05/16	Ba1	44,750

25	Markwest Energy Partners LP., 144A	8.750%	4/15/18	B+	25,688

40	SandRidge Energy	8.000%	6/01/18	B–	40,400

50	Seitel Inc.	9.750%	2/15/14	B–	44,938

40	Southwestern Energy Company	7.625%	5/01/27	Ba2	41,256

35	Targa Resources Inc.	8.500%	11/01/13	B3	34,475
370	Total Energy Equipment & Services				359,407
	Food & Staples Retailing – 0.4%

25	CVS Caremark Corporation	5.750%	8/15/11	BBB+	25,633

2	Kroger Co.	7.500%	4/01/31	Baa2	2,191

50	Wal-Mart Stores, Inc.	5.800%	2/15/18	AA	51,865
77	Total Food & Staples Retailing				79,689
	Food Products – 0.3%

27	Kellogg Company	7.450%	4/01/31	A3	30,492

35	Pinnacle Foods Finance LLC, 144A	10.625%	4/01/17	CCC	28,175
62	Total Food Products				58,667

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

June 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Gas Utilities – 0.0%

$2	Consolidated Natural Gas Company	5.000%	12/01/14	A–	$1,910
	Health Care Providers & Services – 0.8%

50	HCA Inc.	9.250%	11/15/16	BB–	51,625

50	HealthSouth Corporation	10.750%	6/15/16	CCC+	54,000

55	Tenet Healthcare Corporation	9.875%	7/01/14	B	55,550
155	Total Health Care Providers & Services				161,175
	Hotels, Restaurants & Leisure – 0.1%

50	Harrah’s Operating Company, Inc.	10.750%	2/01/16	B+	41,750
	Household Durables – 0.4%

25	K. Hovnanian Enterprises Inc.	11.500%	5/01/13	Ba3	26,063

25	Simmons Company	7.875%	1/15/14	B	21,625

25	Toll Corporation	8.250%	2/01/11	BB+	24,250
75	Total Household Durables				71,938
	Household Products – 0.1%

20	Procter and Gamble Company	4.850%	12/15/15	AA–	20,116
	Independent Power Producers & Energy Traders – 0.6%

40	AES Corporation	8.000%	6/01/20	BB–	38,800

25	Intergen NV, 144A	9.000%	6/30/17	BB–	26,000

50	NRG Energy Inc.	7.375%	2/01/16	B1	47,188
115	Total Independent Power Producers & Energy Traders				111,988
	Industrial Conglomerates – 0.3%

50	SPX Corporation	7.625%	12/15/14	BB	50,813
	Insurance – 0.5%

35	Allstate Corporation	7.200%	12/01/09	A+	36,443

55	Prudential Financial Inc.	4.750%	4/01/14	A+	52,693
90	Total Insurance				89,136
	IT Services – 0.1%

40	First Data Corporation	9.875%	9/24/15	B	34,850
	Machinery – 0.3%

40	American Railcar Industries	7.500%	3/01/14	BB–	37,400

5	Caterpillar Inc.	6.050%	8/15/36	A	4,983

15	Deere & Company	6.950%	4/25/14	A	16,453
60	Total Machinery				58,836
	Media – 1.8%

100	AOL Time Warner	6.875%	5/01/12	BBB+	102,390

55	Comcast Corporation	6.450%	3/15/37	BBB+	51,348

40	Echostar DBS Corporation	7.125%	2/01/16	BB–	37,100

40	News America, Inc., 144A	6.150%	3/01/37	BBB+	36,947

40	Sinclair Broadcasting Group	8.000%	3/15/12	BB–	40,400

35	Time Warner Cable Inc.	6.550%	5/01/37	BBB+	32,334

25	Valassis Communications Inc.	8.250%	3/01/15	B–	22,813

25	Walt Disney Company	6.000%	7/17/17	A	25,907

2	Walt Disney Company	7.000%	3/01/32	A	2,291
362	Total Media				351,530

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining – 2.4%

$25	BHP Billiton Finance Limited	5.250%	12/15/15	A+	$24,233

60	California Steel Industries Inc.	6.125%	3/15/14	BB–	52,500

30	Claymont Steel Inc., 144A	8.875%	2/15/15	B3	31,350

50	Freeport McMoran Copper & Gold, Inc.	6.875%	2/01/14	Baa1	51,811

30	Freeport McMoran Copper & Gold, Inc.	8.375%	4/01/17	BBB–	31,699

70	Ispat Inland Inc.	9.750%	4/01/14	BBB+	74,829

30	Noranda Aluminum Acquisition Corporation	6.828%	5/15/15	B–	26,025

30	Russel Metals Inc.	6.375%	3/01/14	BB	28,350

40	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	40,200

25	Steel Dynamics, Inc.	7.750%	4/15/16	BB+	25,000

40	Tube City IMS Corporation	9.750%	2/01/15	B–	37,100

60	United States Steel Corporation	6.050%	6/01/17	Baa3	56,131
490	Total Metals & Mining				479,228
	Multi-Line Retail – 0.5%

8	Federated Department Stores, Inc.	6.900%	4/01/29	BBB–	6,778

35	J.C. Penney Corporation Inc.	5.750%	2/15/18	BBB–	31,283

65	Target Corporation	5.375%	5/01/17	A+	63,729
108	Total Multi-Line Retail				101,790
	Multi-Utilities – 0.5%

50	Aquila, Inc.	14.875%	7/01/12	BB–	58,375

50	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	45,750
100	Total Multi-Utilities				104,125
	Oil, Gas & Consumable Fuels – 2.2%

40	Apache Corporation	6.000%	1/15/37	A–	39,382

10	Devon Energy Corporation	7.950%	4/15/32	BBB+	11,900

10	Duke Energy Field Services Corporation	7.875%	8/16/10	BBB+	10,500

18	Halliburton Company	5.500%	10/15/10	A	18,657

35	Mariner Energy Corporation	8.000%	5/15/17	B+	34,038

10	Occidental Petroleum Corporation	6.750%	1/15/12	A	10,749

50	Petrohawk Energy Corporation	7.875%	6/01/15	B	49,063

50	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	51,618

50	Range Resources Corporation	7.250%	5/01/18	BB	49,875

25	Subcor Energy Inc.	6.100%	6/01/18	A–	25,122

10	Tosco Corporation	8.125%	2/15/30	A1	12,336

10	Valero Energy Corporation	7.500%	4/15/32	BBB	10,149

100	W&T Offshore, Inc.	8.250%	6/15/14	B	97,000

10	XTO Energy, Inc.	6.250%	4/15/13	BBB	10,309
428	Total Oil, Gas & Consumable Fuels				430,698
	Paper & Forest Products – 0.8%

38	Buckeye Technologies Inc.	8.000%	10/15/10	B	38,190

30	Mercer International Inc.	9.250%	2/15/13	B	28,275

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

June 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Paper & Forest Products (continued)

$40	Rock-Tenn Company	8.200%	8/15/11	BB	$41,400

50	Rock-Tenn Company	5.625%	3/15/13	BB	46,500

8	Westvaco Corporation	8.200%	1/15/30	BBB	7,764
166	Total Paper & Forest Products				162,129
	Pharmaceuticals – 0.3%

20	GlaxoSmithKline Capital	5.650%	5/15/18	A+	19,961

10	Schering-Plough Corporation	6.000%	9/15/17	A–	9,893

3	Schering-Plough Corporation	6.750%	12/01/33	A–	3,063

20	Wyeth	5.500%	3/15/13	A+	20,434
53	Total Pharmaceuticals				53,351
	Real Estate Investment Trust – 0.3%

50	Istar Financial Inc.	8.750%	8/15/08	BBB	49,752
	Real Estate Management & Development – 0.1%

12	ERP Operating LP	6.625%	3/15/12	BBB+	12,197
	Road & Rail – 0.6%

18	Burlington Northern Santa Fe Corporation	6.750%	7/15/11	Baa1	18,890

13	Canadian National Railways Company	6.250%	8/01/34	A–	12,724

10	CSX Corporation	5.600%	5/01/17	BBB–	9,240

50	Kansas City Southern de Mexico, RL de CV	7.375%	6/01/14	BB–	48,750

17	Norfolk Southern Corporation	7.700%	5/15/17	BBB+	18,955

10	Union Pacific Corporation	5.650%	5/01/17	BBB	9,743
118	Total Road & Rail				118,302
	Software – 0.1%

14	Computer Associates International, Inc.	4.750%	12/01/09	BB+	13,888
	Thrifts & Mortgage Finance – 0.5%

100	Washington Mutual Bank	2.738%	8/25/08	BBB+	98,119
	Trading Companies & Distributors – 0.1%

50	Neff Corporation	10.000%	6/01/15	CCC+	19,250
	Wireless Telecommunication Services – 1.2%

50	Cricket Communications Inc.	10.000%	7/15/15	B–	49,250

50	Metro Wireless Inc.	9.250%	11/01/14	B–	48,375

60	Rogers Wireless Communications Inc.	6.375%	3/01/14	BBB–	60,140

80	Vodafone Group PLC	5.350%	2/27/12	A–	80,356
240	Total Wireless Telecommunication Services				238,121
$5,737	Total Corporate Bonds (cost $5,757,828)				5,581,151

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 10.4%

	U.S. Treasury Bond/Notes – 10.4%

$60	United States of America Treasury Bonds/Notes	0.000%	11/15/08	AAA	$59,559

1,225	United States of America Treasury Bonds/Notes	0.000%	11/15/10	AAA	1,151,646

335	United States of America Treasury Bonds/Notes	0.000%	5/15/17	AAA	230,075

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		U.S. Treasury Bond/Notes (continued)

	$200	United States of America Treasury Bonds/Notes	0.000%	2/15/18	AAA	$132,439

	195	United States of America Treasury Bonds/Notes	0.000%	2/15/25	AAA	89,360

	965	United States of America Treasury Bonds/Notes	0.000%	2/15/31	AAA	336,420

	150	United States of America Treasury Bonds/Notes	0.000%	2/15/37	Aaa	40,696
	$3,130	Total U.S. Government and Agency Obligations (cost $2,005,047)				2,040,195

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 65.9%

		Autos – Asset-Backed Securities – 6.9%

	$283	Banc of America Securities Auto Trust 2006-G1	5.180%	6/18/10	AAA	$285,483

	230	Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	233,546

(3)	—	Daimler Chrysler Auto Trust, Class A3, Series 2005B	4.040%	9/08/09	Aaa	—

	178	Daimer Chrysler Auto Trust, Series 2006D	4.980%	2/08/11	AAA	179,965

	141	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AAA	141,978

	400	Ford Credit Auto Owner Trust, 2008A-3A	3.960%	4/15/12	AAA	399,316

	100	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	101,825
	1,332	Total Autos				1,342,113
		Cards – Asset-Backed Securities – 11.6%

	175	American Express Credit Card Master Trust, Class C Series 2007-6	2.861%	1/15/13	BBB	166,874

	84	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Aaa	81,575

	310	Bank of America Credit Card Trust 2006 Series B3	2.551%	1/17/12	A+	304,646

	310	Bank One Issuance Trust, 2003 Class A9	3.860%	6/15/11	AAA	310,751

	160	Chase Issuance Trust 05-A3 A	2.491%	10/17/11	AAA	159,673

	200	Citibank Credit Card Issuance Trust, 2006 Class B2	5.150%	3/07/11	A	200,952

	205	Discover Card Master Trust 2008, Class A3	5.100%	10/15/13	AAA	206,598

	300	General Electric Master Credit Card Note Trust, Class A, Series 2006-1	5.080%	9/15/12	AAA	304,789

	300	Household Credit Card Master Note Trust, Class A, Series 2006-1	5.100%	6/15/12	AAA	302,936

	217	MBNA Master Credit Card Trust Class 99-J	7.000%	2/13/12	AAA	225,864
	2,261	Total Cards				2,264,658
		Home Equity – Asset-Backed Securities – 0.0%

(3)	—	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	CC	—
		Other – Asset-Backed Securities – 0.7%

	133	SLM Student Loan Trust 2007-7 Class A1	3.060%	10/25/12	AAA	132,983
		Commericial – Mortgage-Backed Securities – 1.7%

	350	Banc of America Commercial Mortgage Pass-Through Certificates, Series 2005	4.933%	7/10/45	AAA	331,541
		Residential – Mortgage-Backed Securities – 45.0%

	119	Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	5.926%	1/01/37	AAA	121,317

	54	Federal National Mortgage Association Pool 255814	5.500%	8/01/35	AAA	53,484

	650	Federal National Mortgage Association Pool	6.000%	11/01/34	AAA	659,077

	306	Federal National Mortgage Association Pool 735606	4.425%	5/01/35	AAA	308,231

	334	Federal National Mortgage Association Pool 824163	5.500%	4/01/35	AAA	331,610

	279	Federal National Mortgage Association Pool 838948	5.086%	8/01/35	AAA	284,105

	281	Federal National Mortgage Association Pool 847681	6.229%	12/01/36	AAA	286,915

	349	Federal National Mortgage Association Pool 905597	6.065%	12/01/36	AAA	355,537

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

June 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential – Mortgage-Backed Securities (continued)

$800	Federal National Mortgage Association Pool 946228	6.172%	9/01/37	AAA	$816,801

650	Federal National Mortgage Association Pool (MDR) (WI/DD)	5.000%	TBA	AAA	642,789

1,220	Federal National Mortgage Association Pool (MDR) (WI/DD)	5.000%	TBA	AAA	1,169,485

1,700	Federal National Mortgage Association Pool (MDR) (WI/DD)	5.500%	TBA	AAA	1,675,828

1,200	Federal National Mortgage Association Pool (MDR) (WI/DD)	6.000%	TBA	AAA	1,210,687

800	Government National Mortgage Association Mortgage Backed Securities (MDR) (WI/DD)	6.000%	TBA	AAA	812,125

76	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	4.995%	12/25/35	AAA	72,504
8,818	Total Residential				8,800,495
$12,894	Total Asset-Backed and Mortgage Backed Securities (cost $12,890,606)				12,871,790

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 0.0%

	Capital Markets – 0.0%

$8	First Union Institutional Capital Securities I	8.040%	12/01/26	A1	$7,799
$8	Total Capital Preferred Securities (cost $8,631)				7,799

Principal Amount (000)	Description (1)	Optional Call Provisions (4)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.8%

	National – 0.8%

$150	Connecticut State, General Obligation Bonds, Series 2008A, 5.850%, 3/15/32	No Opt. Call	AA	$155,336
$150	Total Municipal Bonds (cost $150,000)			155,336

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 4.6%

	Colombia – 0.1%

$10	Republic of Colombia	8.250%	12/22/14	BBB–	$11,425
	Hungary – 0.3%

60	Republic of Hungary	4.750%	2/03/15	A2	58,433
	Israel – 0.3%

65	State of Israel	5.500%	11/09/16	A1	66,732
	Mexico – 0.4%

65	United Mexican States	6.625%	3/03/15	BBB+	69,875
	Poland – 0.3%

60	Republic of Poland	5.000%	10/19/15	A2	60,042
	Turkey – 3.2%

200	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	139,250

454	Republic of Turkey, Government Bond	10.840%	2/15/12	BB	356,459

200	Republic of Turkey, Government Bond	16.000%	3/07/12	BB	141,783
854	Total Turkey				637,492
$1,114	Total Sovereign Debt (cost $867,886)				903,999

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 17.9%

$3,495	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08, repurchase price $3,495,045, collateralized by $3,390,000 U.S. Treasury Notes, 4.750%, due 2/15/10, value $3,567,975	1.350%	7/01/08	$3,494,914

	Total Short-Term Investments (cost $3,494,914)			3,494,914

	Total Investments (cost $25,174,912) – 128.1%			25,055,184

	Other Assets Less Liabilities – (28.1)%			(5,492,170)

	Net Assets – 100%			$19,563,014

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

June 30, 2008

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2008:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	200,000	U.S. Dollar	187,426	7/11/08	$(4,004)
Australian Dollar	400,000	U.S. Dollar	373,960	7/28/08	(7,975)
Australian Dollar	193,201	U.S. Dollar	182,351	7/28/08	(2,125)
Brazilian Real	332,400	U.S. Dollar	207,103	7/02/08	(140)
Canadian Dollar	204,030	U.S. Dollar	200,000	7/11/08	(54)
Colombian Peso	376,241,000	U.S. Dollar	210,779	7/18/08	15,140
Czech Koruna	3,276,130	Euro	130,000	8/05/08	(11,377)
Danish Krone	963,600	U.S. Dollar	200,000	9/09/08	(2,660)
Euro	60,000	U.S. Dollar	94,425	7/17/08	41
Euro	130,000	Hungarian Forint	33,218,900	8/05/08	16,522
Euro	150,000	U.S. Dollar	230,498	9/09/08	(4,827)
Euro	84,608	Iceland Krona	8,119,800	9/24/08	(30,766)
Euro	40,000	Iceland Krona	3,886,800	9/24/08	(13,943)
Hungarian Forint	32,618,000	U.S. Dollar	200,215	7/09/08	(17,552)
Iceland Krona	12,006,600	Euro	105,256	9/24/08	14,374
Japanese Yen	20,385,800	U.S. Dollar	200,000	7/07/08	7,940
Japanese Yen	20,958,000	U.S. Dollar	200,000	9/09/08	1,871
Mexican Peso	2,143,600	U.S. Dollar	202,116	7/03/08	(5,643)
Mexican Peso	2,086,840	U.S. Dollar	202,649	7/03/08	391
New Russian Ruble	4,579,678	U.S. Dollar	193,644	7/17/08	(1,556)
New Taiwan Dollar	6,020,000	U.S. Dollar	200,000	7/11/08	1,510
New Turkish Lira	257,600	U.S. Dollar	200,000	8/14/08	(6,654)
New Turkish Lira	563,979	U.S. Dollar	429,404	8/14/08	(23,037)
New Zealand Dollar	480,000	Australian Dollar	383,203	7/28/08	1,869
Norwegian Krone	1,011,100	U.S. Dollar	195,798	7/17/08	(2,361)
Singapore Dollar	275,400	U.S. Dollar	200,000	7/11/08	(2,524)
South African Rand	799,030	U.S. Dollar	103,231	7/07/08	1,387
South African Rand	778,200	U.S. Dollar	100,076	7/25/08	1,390
South Korean Won	159,613,000	U.S. Dollar	160,965	7/22/08	8,524
Swiss Franc	202,115	U.S. Dollar	200,000	7/07/08	2,131
Swiss Franc	209,062	U.S. Dollar	200,000	9/23/08	(4,800)
U.S. Dollar	200,000	Brazilian Real	332,400	7/02/08	7,243
U.S. Dollar	200,000	Mexican Peso	2,086,840	7/03/08	2,258
U.S. Dollar	200,000	Mexican Peso	2,143,600	7/03/08	7,759
U.S. Dollar	198,171	Japanese Yen	20,385,800	7/07/08	(6,110)
U.S. Dollar	100,000	South African Rand	799,030	7/07/08	1,845
U.S. Dollar	196,181	Swiss Franc	202,115	7/07/08	1,689
U.S. Dollar	200,000	Hungarian Forint	32,618,000	7/09/08	17,767
U.S. Dollar	183,620	Australian Dollar	200,000	7/11/08	7,810
U.S. Dollar	93,688	Euro	60,000	7/17/08	695
U.S. Dollar	94,425	New Russian Ruble	2,229,178	7/17/08	590
U.S. Dollar	100,000	New Russian Ruble	2,350,500	7/17/08	185
U.S. Dollar	200,000	Norwegian Krone	1,011,100	7/17/08	(1,842)
U.S. Dollar	206,386	Colombian Peso	376,241,000	7/18/08	(10,747)
U.S. Dollar	156,101	South Korean Won	159,613,000	7/22/08	(3,659)
U.S. Dollar	99,081	South African Rand	778,200	7/25/08	(395)
U.S. Dollar	200,468	Australian Dollar	210,000	7/28/08	48
U.S. Dollar	196,668	New Zealand Dollar	250,000	7/28/08	(7,070)
U.S. Dollar	177,917	New Zealand Dollar	230,000	7/28/08	(3,487)
U.S. Dollar	205,490	Brazilian Real	332,400	8/04/08	42
U.S. Dollar	200,000	New Turkish Lira	250,620	8/14/08	1,055
U.S. Dollar	196,887	Japanese Yen	20,958,000	9/09/08	1,243
U.S. Dollar	204,047	Swiss Franc	209,062	9/23/08	754
U.S. Dollar	188,930	Australian Dollar	200,000	9/26/08	621
U.S. Dollar	194,355	New Zealand Dollar	260,000	9/26/08	1,015
U.S. Dollar	100,000	Indian Rupee	4,371,000	9/29/08	105
U.S. Dollar	100,000	Indonesian Rupiah	937,000,000	9/29/08	(85)
U.S. Dollar	200,234	Mexican Peso	2,086,840	9/29/08	(495)
U.S. Dollar	100,000	Ukraine Hryvna	512,000	10/09/08	7,972
U.S. Dollar	50,000	Vietnam Dong	1,050,000,000	12/04/08	5,201
					$(36,901)

Interest Rate Swaps outstanding at June 30, 2008:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency		Termination Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation) (U.S. Dollars)
BNP Paribas	900,000	USD	Receive	12-Month CPI-U	2.650%	3/04/10	(5)	3/04/10	(7,720)	$(7,720)
BNP Paribas	900,000	USD	Pay	12-Month CPI-U	2.840	3/04/15	(5)	3/04/15	5,388	5,388
Deutsche Bank AG	1,300,000	GBP	Pay	6-Month LIBOR	4.800	Semi-Annually		1/24/10	(61,386)	(61,386)
Goldman Sachs	900,000	EUR	Receive	6-Month EURIBOR	3.675	Annually		1/26/11	41,473	41,473
Goldman Sachs	1,550,000	EUR	Pay	6-Month EURIBOR	4.021	Annually		1/26/14	(108,430)	(108,430)
Goldman Sachs	650,000	EUR	Receive	6-Month EURIBOR	4.410	Annually		1/26/19	48,933	48,933
Lehman Brothers	6,900,000	NOK	Receive	6-Month NIBOR	6.250	Annually		6/15/11	3,772	3,772
Lehman Brothers	11,900,000	NOK	Pay	6-Month NIBOR	5.770	Annually		6/15/14	(21,631)	(21,631)
Lehman Brothers	5,100,000	NOK	Receive	6-Month NIBOR	5.580	Annually		6/15/19	14,380	14,380
Morgan Stanley	2,625,000	USD	Pay	3-Month USD-LIBOR	3.198	Semi-Annually		1/21/11	(37,599)	(37,599)
Morgan Stanley	625,000	USD	Receive	3-Month USD-LIBOR	4.490	Semi-Annually		1/21/19	15,408	15,408
Royal Bank of Scotland	775,000	USD	Receive	3-Month USD-LIBOR	3.580	Semi-Annually		6/02/10	(1,329)	(1,329)
Royal Bank of Scotland	1,450,000	USD	Pay	3-Month USD-LIBOR	4.547	Semi-Annually		6/02/15	9,993	9,993
UBS AG	1,400,000	USD	Receive	3-Month USD-LIBOR	5.120	Semi-Annually		6/02/28	(38,808)	(38,808)
										$(137,556)

Credit Default Swaps outstanding at June 30, 2008:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation) U.S. Dollars
Bank of America	Macy’s Inc.	Buy	$125,000	2.800%	3/20/13	$1,884	$1,884
Goldman Sachs	Tyson Foods Inc.	Buy	200,000	2.000	6/20/13	7,203	7,203
Lehman Brothers	Harrah’s Entertainment Inc.	Sell	125,000	3.750	9/20/08	(311)	(313)
							$8,774

Futures Contracts outstanding at June 30, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at June 30, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	6	9/08	$1,267,219	$3,951
U.S. 30-Year Treasury Bond	Long	19	9/08	2,196,281	51,911
U.S. 5-Year Treasury Note	Short	(4)	9/08	(442,219)	2,051
U.S. 10-Year Treasury Note	Short	(15)	9/08	(1,708,828)	(31,686)
					$26,227

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(3)	Principal Amount rounds to less than $1,000.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5)	Fixed Rate Payment is due upon contract termination.
MDR	Denotes investment is subject to dollar roll transactions.
TBA	To be announced. Maturity date not known prior to the settlement of the transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
WI/DD	Purchased on a when-issued or delayed delivery basis.
GBP	British Pound
EUR	Euro
NOK	Norwegian Krone
USD	United States Dollar
CPI-U	USA-Non-Revised Consumer Price Index-Urban
EURIBOR	Europe Inter-Bank Offered Rate
LIBOR	London Inter-Bank Offered Rate
NIBOR	Norwegian Inter-Bank Offered Rate

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

June 30, 2008

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $25,205,903.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$167,505
Depreciation	(318,224)
Net unrealized appreciation (depreciation) of investments	$(150,719)

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

June 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 92.8%

	Aerospace & Defense – 2.9%

$1,695	BE Aerospace Inc.	8.500%	7/01/18	BB+	$1,709,831

125	Bombardier Inc., 144A	6.750%	5/01/12	BB+	122,813

991	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	991,000

1,460	Hawker Beechcraft Acquisition Company	9.750%	4/01/17	B–	1,467,300

500	Moog Inc.	7.250%	6/15/18	BB–	497,500
4,771	Total Aerospace & Defense				4,788,444
	Auto Components – 1.1%

800	Allison Transmission Inc.	11.000%	11/01/15	B–	720,000

950	Goodyear Tire & Rubber Company	8.663%	12/01/09	BB–	947,625

220	Lear Corporation	8.750%	12/01/16	B+	172,700
1,970	Total Auto Components				1,840,325
	Automobiles – 1.1%

1,950	General Motors Finance of Nova Scotia	6.850%	10/15/08	B	1,891,500
	Building Products – 1.2%

425	Dayton Superior Corporation	13.000%	6/15/09	CCC+	347,438

205	Norcraft Holdings LP	0.000%	9/01/12	B–	191,931

1,460	Nortek Inc.	10.000%	12/01/13	B1	1,401,600
2,090	Total Building Products				1,940,969
	Capital Markets – 0.3%

565	Lehman Brothers Holdings Inc.	3.500%	8/07/08	A1	564,062
	Chemicals – 4.3%

1,440	ARCO Chemical Company	10.250%	11/01/10	B	1,461,600

175	Equistar Chemicals LP	7.550%	2/15/26	B+	112,875

220	MacDermid, Inc.	9.500%	4/15/17	CCC+	200,200

800	Methanex Corporation	8.750%	8/15/12	BBB–	850,000

4,191	NOVA Chemicals Corporation	7.400%	4/01/09	B+	4,170,045

365	NOVA Chemicals Corporation	5.953%	11/15/13	Ba3	312,075
7,191	Total Chemicals				7,106,795
	Commercial Services & Supplies – 3.8%

100	Ahern Rentals Inc.	9.250%	8/15/13	B+	73,500

995	Allied Waste North America	7.250%	3/15/15	BB	997,488

400	Browning Ferris-Allied Waste	9.250%	5/01/21	BB	434,000

1,930	Browning Ferris-Allied Waste	7.400%	9/15/35	BB	1,843,150

945	Expedia Inc. 144A	8.500%	7/01/16	BB	928,463

375	Interface, Inc.	10.375%	2/01/10	BB–	395,625

500	International Lease Finance Corporation, Commercial Paper Notes	6.375%	3/15/09	A+	497,670

1,000	Iron Mountain Inc.	8.000%	6/15/20	B+	990,000

180	Quebecor Media Inc.	7.750%	3/15/16	B2	168,300
6,425	Total Commercial Services & Supplies				6,328,196
	Computers & Peripherals – 0.9%

1,450	Seagate Technology HDD Holdings	3.538%	10/01/09	BB+	1,417,375

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction Materials – 0.6%

$1,040	Texas Industries Inc.	7.250%	7/15/13	BB–	$1,040,000
	Consumer Finance – 3.3%

925	Ford Motor Credit Company	6.750%	8/15/08	B1	918,127

85	Ford Motor Credit Company	5.625%	10/01/08	B1	83,563

1,950	Ford Motor Credit Company	5.800%	1/12/09	B1	1,862,199

750	GMAC LLC	3.951%	9/23/08	B	738,647

470	SLM Corporation, Series MTNA	3.130%	7/25/08	Baa2	468,414

1,450	SLM Corporation	4.000%	1/15/09	Baa2	1,432,339
5,630	Total Consumer Finance				5,503,289
	Containers & Packaging – 5.0%

950	Berry Plastics Corporation	7.568%	2/15/15	BB–	914,375

1,955	Intertape Polymer US Inc.	8.500%	8/01/14	CCC+	1,754,613

1,506	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	BB	1,551,180

1,950	Owens-Illinois Inc.	7.800%	5/15/18	B+	1,989,000

100	Silgan Holding	6.750%	11/15/13	BB–	95,000

1,900	Tekni-Plex Inc.	10.875%	8/15/12	Caa1	1,938,000
8,361	Total Containers & Packaging				8,242,168
	Diversified Consumer Services – 0.8%

500	Carriage Services Inc.	7.875%	1/15/15	B1	482,500

835	CIT Group Inc.	2.869%	8/15/08	A–	834,117
1,335	Total Diversified Consumer Services				1,316,617
	Diversified Financial Services – 1.2%

1,000	Bear Stearns Co Inc.	2.546%	12/04/08	AA–	990,920

1,000	CIT Group Inc.	2.959%	12/19/08	A–	989,493
2,000	Total Diversified Financial Services				1,980,413
	Diversified Telecommunication Services – 6.9%

950	Charter Communications, CCO Holdings LLC	8.750%	11/15/13	Caa1	878,750

50	Cincinnati Bell Inc.	8.375%	1/15/14	B2	48,625

510	Cincinnati Bell Inc.	7.000%	2/15/15	Ba3	478,125

760	Citizens Communications Company	9.000%	8/15/31	BB	687,800

700	FairPoint Communications Inc.	13.125%	4/01/18	B+	689,500

40	Hughes Network Systems LLC, 144A	9.500%	4/15/14	B1	40,650

960	Nortel Networks Limited	10.750%	7/15/16	B–	955,200

2,950	Qwest Capital Funding Inc.	7.000%	8/03/09	B+	2,957,375

1,950	Sprint Capital Corporation	6.375%	5/01/09	Baa3	1,950,388

2,200	US West Communications Inc.	5.625%	11/15/08	BBB–	2,205,500

415	Windstream Corporation, 144A	8.625%	8/01/16	BB	416,038
11,485	Total Diversified Telecommunication Services				11,307,951
	Electric Utilities – 4.1%

300	Edison Mission Energy	7.000%	5/15/17	BB–	282,000

670	Energy Future Holdings	10.875%	11/01/17	B–	680,050

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities (continued)

$1,950	Orion Power Holdings	12.000%	5/01/10	BB+	$2,115,750

500	Publiv Service Company of New Mexico	4.400%	9/15/08	Baa3	498,296

325	Reliant Energy Inc.	7.875%	6/15/17	BB–	319,313

850	Texas Competitive Electric Holdings Company LLC., Series B	10.250%	11/01/15	B3	837,250

1,950	TNP Enterprises Inc.	6.250%	1/15/09	Baa3	1,948,481
6,545	Total Electric Utilities				6,681,140
	Electrical Equipment – 0.4%

599	UCAR Finance Inc.	10.250%	2/15/12	BB	622,960
	Energy Equipment & Services – 8.0%

700	Allis Chalmers Energy Inc., 144A	8.500%	3/01/17	B	651,000

960	Copano Energy LLC	7.750%	6/01/18	B+	940,800

1,850	El Paso Energy Corporation	6.750%	5/15/09	BB–	1,867,044

950	Helix Energy Solutions	9.500%	1/15/16	BB–	978,500

665	Kinder Morgan Finance	5.700%	1/05/16	Ba1	595,175

240	Markwest Energy Partners LP, Series B	8.500%	7/15/16	B+	244,800

225	Markwest Energy Partners LP., 144A	8.750%	4/15/18	B+	231,188

960	SandRidge Energy	8.000%	6/01/18	B–	969,600

2,050	Seitel Inc.	9.750%	2/15/14	B–	1,842,438

1,330	Sonat Inc.	7.625%	7/15/11	BB–	1,349,242

2,400	Southwestern Energy Company	7.625%	5/01/27	Ba2	2,475,386

1,055	Targa Resources Inc.	8.500%	11/01/13	B3	1,039,175
13,385	Total Energy Equipment & Services				13,184,348
	Food & Staples Retailing – 1.0%

1,000	Albertson’s, Inc.	6.950%	8/01/09	B+	1,012,531

750	Duane Reade Inc.	7.276%	12/15/10	B3	701,250
1,750	Total Food & Staples Retailing				1,713,781
	Food Products – 0.3%

250	B&G Foods Inc.	8.000%	10/01/11	B	246,875

330	Pinnacle Foods Finance LLC, 144A	10.625%	4/01/17	CCC	265,650
580	Total Food Products				512,525
	Health Care Providers & Services – 2.6%

380	HCA Inc.	8.750%	9/01/10	B–	386,650

1,195	HCA Inc.	9.250%	11/15/16	BB–	1,233,838

1,495	HealthSouth Corporation	10.829%	6/15/14	CCC+	1,524,900

700	HealthSouth Corporation	10.750%	6/15/16	CCC+	756,000

450	Tenet Healthcare Corporation	9.875%	7/01/14	B	454,500
4,220	Total Health Care Providers & Services				4,355,888
	Hotels, Restaurants & Leisure – 4.1%

930	Harrah’s Operating Company, Inc.	10.750%	2/01/16	B+	776,550

1,000	Mandalay Resort	9.500%	8/01/08	BB	1,005,000

1,950	MGM Grand Inc.	6.000%	10/01/09	BB	1,928,063

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure (continued)

$100	MGM Mirage Inc.	6.625%	7/15/15	BB	$80,750

1,000	Mohegan Tribal Gaming Authority	6.375%	7/15/09	Ba3	995,000

500	Scientific Games Corporation	7.875%	6/15/16	BB–	500,000

1,460	Universal City Development Partners	11.750%	4/01/10	B+	1,503,800
6,940	Total Hotels, Restaurants & Leisure				6,789,163
	Household Durables – 3.7%

475	K. Hovnanian Enterprises Inc.	11.500%	5/01/13	Ba3	495,188

1,950	KB Home	8.625%	12/15/08	B+	1,969,500

2,990	KB Home	7.750%	2/01/10	B+	3,051,445

475	Simmons Company	7.875%	1/15/14	B	410,875

90	Toll Corporation	8.250%	2/01/11	BB+	87,300
5,980	Total Household Durables				6,014,308
	Household Products – 0.5%

1,000	Central Garden & Pet Company, Senior Subordinate Notes	9.125%	2/01/13	CCC+	875,000
	Independent Power Producers & Energy Traders – 2.0%

662	AES Corporation	8.750%	5/15/13	BB+	690,135

960	AES Corporation	8.000%	6/01/20	BB–	931,200

275	Intergen NV, 144A	9.000%	6/30/17	BB–	286,000

1,515	NRG Energy Inc.	7.375%	2/01/16	B1	1,429,781
3,412	Total Independent Power Producers & Energy Traders				3,337,116
	Industrial Conglomerates – 0.3%

430	SPX Corporation	7.625%	12/15/14	BB	436,988
	IT Services – 0.8%

900	First Data Corporation	3.375%	8/01/08	Caa1	898,875

420	First Data Corporation	9.875%	9/24/15	B	365,925

130	Sungard Data Systems Inc.	3.750%	1/15/09	BB	128,863
1,450	Total IT Services				1,393,663
	Machinery – 0.3%

420	American Railcar Industries	7.500%	3/01/14	BB–	392,700

100	Columbus McKinnon Corporation	8.875%	11/01/13	B+	103,500
520	Total Machinery				496,200
	Media – 6.2%

1,250	Cablevision Systems Corporation	7.250%	7/15/08	BB	1,253,125

1,950	Cablevision Systems Corporation	8.125%	7/15/09	BB	1,969,500

1,950	Clear Channel Communications, Inc.	4.250%	5/15/09	Baa3	1,882,138

90	Dex Media Inc.	9.000%	11/15/13	B2	64,800

895	Echostar DBS Corporation	5.750%	10/01/08	BB–	897,238

260	Echostar DBS Corporation	7.125%	2/01/16	BB–	241,150

600	Mediacom LLC	9.500%	1/15/13	B–	568,500

515	Sinclair Broadcasting Group	8.000%	3/15/12	BB–	520,150

1,500	Univision Communications Inc.	3.875%	10/15/08	Ba3	1,485,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$925	Valassis Communications Inc.	6.625%	1/15/09	BB	$925,000

475	Valassis Communications Inc.	8.250%	3/01/15	B–	433,438
10,410	Total Media				10,240,039
	Metals & Mining – 9.7%

1,295	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	B–	1,236,725

1,910	California Steel Industries Inc.	6.125%	3/15/14	BB–	1,671,250

220	Claymont Steel Inc., 144A	8.875%	2/15/15	B3	229,900

950	Freeport McMoran Copper & Gold, Inc.	6.875%	2/01/14	Baa1	984,400

1,950	Freeport McMoran Copper & Gold, Inc.	5.883%	4/01/15	BBB–	1,971,665

220	Freeport McMoran Copper & Gold, Inc.	8.375%	4/01/17	BBB–	232,461

2,000	Gerdau Ameristeel Corporation	10.375%	7/15/11	BB+	2,087,500

3,110	Ispat Inland Inc.	9.750%	4/01/14	BBB+	3,324,531

100	Nalco Finance Holdings Inc.	9.000%	2/01/14	B–	92,500

220	Noranda Aluminum Acquisition Corporation	6.828%	5/15/15	B–	190,850

250	PNA Intermediate Holding Corporation	9.719%	2/15/13	B–	251,250

2,230	Russel Metals Inc.	6.375%	3/01/14	BB	2,107,350

625	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	628,125

580	Steel Dynamics, Inc.	7.750%	4/15/16	BB+	580,000

425	Tube City IMS Corporation	9.750%	2/01/15	B–	394,188
16,085	Total Metals & Mining				15,982,695
	Multi-Utilities – 1.9%

2,070	Aquila, Inc.	14.875%	7/01/12	BB–	2,416,725

750	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	686,250
2,820	Total Multi-Utilities				3,102,975
	Oil, Gas & Consumable Fuels – 3.6%

1,065	Mariner Energy Corporation	8.000%	5/15/17	B+	1,035,713

1,200	Massey Energy Company, Global Notes	6.625%	11/15/10	B+	1,206,000

950	Petrohawk Energy Corporation	7.875%	6/01/15	B	932,188

440	Plains Exploration & Production Company	7.750%	6/15/15	BB	445,500

1,000	Plains Exploration & Production Company	7.625%	6/01/18	BB	1,005,000

450	Range Resources Corporation	7.250%	5/01/18	BB	448,875

500	Southwestern Energy Company	7.500%	2/01/18	BB+	516,955

400	W&T Offshore, Inc.	8.250%	6/15/14	B	388,000
6,005	Total Oil, Gas & Consumable Fuels				5,978,231
	Paper & Forest Products – 0.8%

192	Buckeye Technologies Inc.	8.000%	10/15/10	B	192,960

220	Mercer International Inc.	9.250%	2/15/13	B	207,350

200	Millar Western Forest Products Ltd	7.750%	11/15/13	B2	131,000

380	Rock-Tenn Company	8.200%	8/15/11	BB	393,300

250	Rock-Tenn Company	5.625%	3/15/13	BB	232,500

100	Verso Paper Holdings LLC., Series B	9.125%	8/01/14	B+	98,250
1,342	Total Paper & Forest Products				1,255,360

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 0.4%

$550	Valeant Pharmaceuticals International	7.000%	12/15/11	Ba3	$569,250
	Real Estate Investment Trust – 1.2%

1,000	Istar Financial Inc.	8.750%	8/15/08	BBB	995,043

1,000	Rouse Company	8.000%	4/30/09	Ba2	992,904
2,000	Total Real Estate Investment Trust				1,987,947
	Road & Rail – 1.5%

1,200	Kansas City Southern de Mexico, RL de CV	7.375%	6/01/14	BB–	1,170,000

1,258	Kansas City Southern Railway Company	7.500%	6/15/09	BB–	1,276,870
2,458	Total Road & Rail				2,446,870
	Semiconductors & Equipment – 0.2%

300	Freescale Semiconductor Inc., 144A	10.125%	12/15/16	B–	230,250
	Specialty Retail – 0.5%

725	Warnaco Inc., Senior Notes	8.875%	6/15/13	BB	755,813
	Textiles, Apparel & Luxury Goods – 0.2%

250	HBI Branded Apparel Limited, Inc., Term Loan, Second Lien	6.508%	12/15/14	B	233,750
	Thrifts & Mortgage Finance – 0.6%

1,000	Washington Mutual Bank	2.738%	8/25/08	BBB+	981,185
	Trading Companies & Distributors – 0.3%

100	H&E Equipment Limited, 144A	8.375%	7/15/16	BB–	88,000

700	Neff Corporation	10.000%	6/01/15	CCC+	269,500
800	Total Trading Companies & Distributors				357,500
	Wireless Telecommunication Services – 4.2%

1,945	Cricket Communications Inc.	10.000%	7/15/15	B–	1,915,824

415	Metro Wireless Inc.	9.250%	11/01/14	B–	401,508

950	Rogers Wireless Communications Inc.	8.000%	12/15/12	BB+	985,621

2,000	Rural Cellular Corporation	9.875%	2/01/10	B3	2,045,000

537	Rural Cellular Corporation	8.250%	3/15/12	Ba3	553,110

1,000	Rural Cellular Corporation	5.682%	6/01/13	CCC	1,007,500
6,847	Total Wireless Telecommunication Services				6,908,563
$154,666	Total Corporate Bonds (cost $154,227,418)				152,711,612

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.3%

	U.S. Treasury Bond/Notes – 0.3%

$500	United States of America Treasury Bonds/Notes	3.375%	6/30/13	Aaa	$501,055
$500	Total U.S. Government and Agency Obligations (cost $500,957)				501,055

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 6.0%

	Autos – 3.1%

$1,217	Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B	2.531%	5/15/11	AAA	$1,213,913

1,000	Fifth Third Auto Trust 2008-1a-2B	3.721%	2/15/11	AAA	1,006,973

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Autos (continued)

$1,184	Harley-Davidson Motorcycle Trust 2006-3 Class A3	5.240%	1/15/12	AAA	$1,195,449

644	Nissan Auto Receivables Owner Trust 2006-CA3	5.440%	4/15/10	AAA	649,589

1,000	Nissan Auto Receivables Owner Trust, Series 2008-A2	2.971%	5/17/10	AAA	1,001,569
5,045	Total Autos				5,067,493
	Cards – 1.7%

755	American Express Credit Card Trust, 2005 Series A6	2.471%	3/15/11	AAA	754,868

1,020	Citibank Credit Card Issuance Trust, Series 2004-A3	2.990%	7/25/11	AAA	1,016,671

1,000	MBNA Credit Card Master Note Trust, Class A4, Series 2006	2.461%	9/15/11	AAA	997,154
2,775	Total Cards				2,768,693
	Other – 1.2%

2,000	SLM Student Loan Trust 2008-6 Class A1, (3) (4)	3.364%	10/27/14	AAA	2,000,000
$9,820	Total Asset-Backed Securities (cost $9,799,641)				9,836,186

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.5%

$4,159	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08, repurchase price $4,158,779, collateralized by $4,035,000 U.S. Treasury Notes, 4.750%, due 2/15/10, value $3,567,975	1.350%	7/01/08		$4,158,623

	Total Short-Term Investments (cost $4,158,623)				4,158,623

	Total Investments (cost $168,686,639) – 101.6%				167,207,476

	Other Assets Less Liabilities – (1.6)%				(2,666,643)

	Net Assets – 100%				$164,540,833

Credit Default Swaps outstanding at June 30, 2008:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation) U.S. Dollars
Bank of America	Freescale Semiconductor, Inc.	Sell	$1,000,000	3.250%	12/20/08	$(1,924)	$(1,924)
Bank of America	Macy’s Inc.	Buy	750,000	2.800	3/20/13	11,306	11,306
Citibank	GMAC LLC	Sell	1,000,000	8.400	3/20/09	(43,912)	(43,912)
Credit Suisse	International Lease Finance Corporation	Sell	1,000,000	2.000	6/20/09	(24,697)	(24,697)
Credit Suisse	Lehman Brothers Holdings Inc.	Sell	1,950,000	3.800	6/20/09	(8,466)	(8,466)
Goldman Sachs	Georgia-Pacific LLC	Sell	2,900,000	2.250	6/20/09	995	995
Goldman Sachs	K. Hovnanian Enterprises Inc.	Sell	1,000,000	5.000	6/20/09	(33,662)	(8,662)
Goldman Sachs	K. Hovnanian Enterprises Inc.	Sell	1,950,000	5.000	6/20/09	(63,410)	(19,535)
Goldman Sachs	Smurfit-Stone Container Enterprises Inc.	Sell	2,900,000	3.600	6/20/09	(28,040)	(28,040)
Goldman Sachs	Tyson Foods Inc.	Buy	850,000	2.000	6/20/13	30,624	30,624
Goldman Sachs	DJ Investment Grade CDX	Sell	20,000,000	5.000	6/20/13	(1,156,190)	(556,189)
JPMorgan	Ford Motor Credit Company LLC	Sell	1,000,000	6.500	3/20/09	(36,505)	(36,523)
Lehman Brothers	Harrah’s Entertainment Inc.	Sell	750,000	3.750	9/20/08	(1,867)	(1,879)
							$(686,902)

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2008

Total Return Swaps outstanding at June 30, 2008:

Counterparty	Receive	Pay	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
JPMorgan Chase (3)	Lehman Brothers U.S. High Yield Index	1-Month USD-LIBOR-BBA less 35 basis points	11/30/08	$15,000,000	$(415,849)
JPMorgan Chase (3)	Lehman Brothers U.S. High Yield Index	1-Month USD-LIBOR-BBA less 35 basis points	3/01/09	15,000,000	(418,975)
					$(834,824)

Futures Contracts outstanding at June 30, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at June, 30 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 5-Year Treasury Note	Long	50	9/08	$5,527,734	$(25,931)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board of Trustees.
(4)	Portion of the investment, with an aggregate market value of $523,000, has been pledged to collateralize the net payment obligations under credit default swap contracts.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA   United States Dollar-London Inter-Bank Offered Rate-British Bankers’ Association.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $168,851,016.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$592,810
Depreciation	(2,236,350)
Net unrealized appreciation (depreciation) of investments	$(1,643,540)

See accompanying notes to financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2008